Equity Accounted Investees - Summarized Financial Information in Respect of Associate Accounted for Under Equity Method (Detail) € in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 MXN ($)		Dec. 31, 2019 USD ($)	[2]	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 MXN ($)		Dec. 31, 2019 USD ($) [2]	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2016 MXN ($)
Disclosure of associates and joint ventures [line items]
Total current assets	$ 172,579	[1]				$ 177,607				$ 9,151
Total non-current assets	464,962	[1]				398,774				24,653
Total current liabilities	136,534	[1]				101,464				7,240
Total non-current liabilities	175,256	[1]				139,375				9,292
Total equity	325,751	[1]				335,542		$ 336,912		17,272			$ 286,170
Equity attributable to equity holders	251,989	[1]				257,053				$ 13,361
Net income	28,048	[1]	$ 1,488	[1]		29,713		33,481	[3]
Other comprehensive income	(12,966)		(688)			(13,293)		10,833	[3]
Total comprehensive income	15,082		800			19,786		48,039	[3]
Total comprehensive income attributable to equity holders	12,285		$ 651			14,776		$ 46,001	[3]
Heineken [member]
Disclosure of associates and joint ventures [line items]
Total current assets	177,829					205,662					€ 8,419	€ 9,125
Total non-current assets	804,443					744,350					38,085	33,026
Total current liabilities	259,952					235,052					12,307	10,429
Total non-current liabilities	356,671					360,928					16,886	16,014
Total equity	365,648					354,032					17,311	15,708
Equity attributable to equity holders	341,062					327,369					€ 16,147	€ 14,525
Total revenue and other income	511,125				€ 24,064	517,528	€ 22,564
Total cost and expenses	433,959				20,431	445,945	19,443
Net income	50,424				2,374	48,280	2,105
Net income attributable to equity holders	46,006				2,166	43,877	1,913
Other comprehensive income	3,951				186	(1,170)	(51)
Total comprehensive income	54,375				2,560	47,111	2,054
Total comprehensive income attributable to equity holders	$ 49,447				€ 2,328	$ 42,615	€ 1,858

[1]	The Company initially adopted IFRS 16 at January 1st, 2019 using the modified retrospectively approach under which the comparative information is not restated. – See Note 2.4.1
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[3]	Revised to reflect the discontinued operations of Coca-Cola FEMSA Philippines – See Note 4.2.1